Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Stock-Based Compensation	Stock-Based Compensation
We have a stock-based Equity Participation Plan and an Outside Directors' Compensation Plan (the "Plans"), under which we can grant stock options, restricted shares and restricted share units to employees and outside directors. As of December 31, 2024, the number of shares of common stock available for grants under the Plans aggregated to 7.5 million shares. Unless specifically stated, the following reflects consolidated information for the Company inclusive of the IFP Business.
Stock options are granted at an exercise price equal to the fair market value of our common stock on the date of grant, and they have a term of 10 years. Stock options are subject to graded vesting whereby options vest 30% at the end of each of the first two 12-month periods following the grant and 40% at the end of the third 12-month period.
Time-vested restricted share unit grants starting in 2022 are valued at the closing market price of our common stock on the grant date and are generally subject to a graded vesting whereby shares vest 30% at the end of each of the first two 12-month periods following the grant and 40% at the end of the third 12-month period. Time-vested restricted share unit grants issued prior to 2022 or issued for special one-time awards, restricted share units, and performance-based restricted share units granted to employees are valued at the closing market price of our common stock on the grant date and vest generally at the end of three years. The number of performance-based share units that ultimately vest ranges from zero to 200% of the number granted based on the attainment of performance metrics. Performance metrics are tied to modified free cash flow and organic sales growth during the three-year performance period. Modified free cash flow and organic sales growth are set at the beginning of the performance period. Restricted share units granted to outside directors are valued at the closing market price of our common stock on the grant date and vest when they are granted. The restricted period begins on the date of grant and expires on the date the outside director retires from or otherwise terminates service on our Board.
At the time stock options are exercised or restricted shares and restricted share units vest, common stock is issued from our accumulated treasury shares. Dividend equivalents are credited on restricted share units on the same date and at the same rate as dividends are paid on Kimberly-Clark's common stock. These dividend equivalents, net of estimated forfeitures, are charged to retained earnings.
Stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the award, net of estimated forfeitures, based on the fair value of the award at the date of grant. Stock-based compensation costs from continuing operations of $122, $160 and $143 and related deferred income tax benefits of $27, $34 and $31 were recognized for 2024, 2023 and 2022, respectively.
The fair value of stock option awards is determined on the date of grant using a Black-Scholes-Merton option-pricing model utilizing a range of assumptions related to dividend yield, volatility, risk-free interest rate, and historical employee exercise behavior. Dividend yield is based on historical experience and expected future dividend actions. Expected volatility is based on a blend of historical volatility and implied volatility from traded options on Kimberly-Clark's common stock. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. We estimate forfeitures based on historical data.
During 2024 and 2023, no stock options were granted. In 2022, the weighted-average fair value of stock options granted was estimated at $21.28 per option based on the following assumptions:

Year Ended December 31, 2022
Dividend yield	3.3%
Volatility	22.1%
Risk-free interest rate	2.8%
Expected life - years	4.6
Total remaining unrecognized compensation costs and amortization period are as follows:

	December 31, 2024	Weighted-Average Service Years
Stock options	$1	0.3
Restricted shares and time-vested restricted share units	68	1.3
Nonvested performance-based restricted share units	23	1.6
A summary of stock-based compensation is presented below:

Stock Options	Shares (in thousands)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	4,197	$128.80
Granted	—	—
Exercised	(1,107)	140.66
Forfeited or expired	(114)	120.46
Outstanding as of December 31, 2024	2,976	131.05	4.7	$12
Exercisable as of December 31, 2024	2,791	130.73	4.2	$11
The total intrinsic value of options exercised during 2024, 2023 and 2022 was $19, $23 and $21, respectively.

	Time-Vested Restricted Share Units		Performance-Based Restricted Share Units
Other Stock-Based Awards	Shares (in thousands)	Weighted-Average Grant-Date Fair Value	Shares (in thousands)	Weighted-Average Grant-Date Fair Value
Nonvested as of January 1, 2024	1,205	$133.14	903	$130.36
Granted	925	135.31	655	136.41
Vested	(580)	137.70	(820)	131.82
Forfeited	(158)	138.40	(52)	137.97
Nonvested as of December 31, 2024	1,392	137.79	686	134.87
The total fair value of restricted share units that vested during 2024, 2023 and 2022 was $185, $99 and $118, respectively.